PGIM Jennison Financial Services Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	83 Months Ended		107 Months Ended	120 Months Ended
	Jan. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [2]	Dec. 31, 2024
S&P Composite 1500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%	13.23%	[1]	15.19%	14.46%
S&P Composite 1500 Financials Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.34%	14.91%	9.91%	[1]		12.92%
A
Prospectus [Line Items]
Average Annual Return, Percent		5.60%	11.99%				10.98%
Performance Inception Date
C
Prospectus [Line Items]
Average Annual Return, Percent		9.72%	12.34%				10.77%
Performance Inception Date
R
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	12.95%				11.32%
Performance Inception Date
Z
Prospectus [Line Items]
Average Annual Return, Percent		12.01%	13.58%				11.95%
Performance Inception Date
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	11.66%				10.85%
Performance Inception Date
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.81%	10.50%				9.70%
Performance Inception Date
R6
Prospectus [Line Items]
Average Annual Return, Percent		12.04%	13.63%	10.75%
Performance Inception Date	Jan. 26, 2018

[1]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R6 shares.